Parent Company Only, Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	[1]
Assets [Abstract]
Cash in subsidiary bank	$ 650,599	$ 1,219,470
Securities available for sale	481,513	407,713
Other assets	89,984	78,207
Total assets	6,000,052	6,196,546
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	35,575	29,883
Total liabilities	5,400,065	5,595,418
Shareholders' equity	599,987	601,128	$ 568,161	$ 538,257
Total liabilities and shareholders' equity	6,000,052	6,196,546
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	25,079	26,725
Investments in subsidiaries	583,370	583,307
Securities available for sale	36	36
Other assets	809	681
Total assets	609,294	610,749
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	9,307	9,621
Total liabilities	9,307	9,621
Shareholders' equity	599,987	601,128
Total liabilities and shareholders' equity	$ 609,294	$ 610,749

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.